Accounts Receivable, Net - Schedule of Accounts Receivable and Allowance for Credit Losses (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Accounts Receivable and Allowance for Credit Losses [Abstract]
Accounts receivable	$ 8,427,934	$ 4,134,980
Less: allowance for credit losses	(116,441)	(354,907)	$ (1,059,523)
Accounts receivable, net	$ 8,311,493	$ 3,780,073